Statement of Financial Condition (Parenthetical) - USD ($)	Sep. 30, 2023		Jun. 30, 2023
Statement of Financial Position [Abstract]
Investments at amortized cost	$ 1,179,576,000	[1],[2]	$ 935,568,081

[1]	Equity investments are non-income producing securities, unless otherwise noted.
[2]	Ownership of certain equity investments occurs through a holding company or partnership.